Dear Schwab Signature TM AnnuityInvestor:

I am pleased to provide you with the semi-annual reports for the portfolios you've selected in your Schwab Signature Annuity. Inside you'll find individual semi-annual reports prepared by the investment companies that manage them.1

The first six months of 2001 continued to be marked by higher levels of volatility and investor uncertainty. While this market fluctuation can be disconcerting, it should pose no great threat to the long-term investor. Markets tend to be volatile in the short-term, but a look at historical returns shows that volatility diminishes over longer periods of time. The key is to develop a long-term strategy that works for you, then stick to it as the markets go up and down.

Part of your strategy may be to develop an asset allocation plan - a model for how you divide your assets among different asset classes. The Schwab Signature Annuity allows you to allocate your assets among a broad selection of investment choices and includes a special tool called Rebalancer.2 Rebalancer lets you automatically return your assets to your chosen asset allocation, following any imbalance caused by the varying performance of asset classes you own.

We hope you'll find these reports useful. If you have any questions, please don't hesitate to call one of our licensed representatives at 1-888-560-5938, Monday through Friday 6:00 a.m. to 4:30p.m.

Thank you for investing with us.

Sincerely,
Charles R. Schwab
Chairman
---------------------
1 When you invest in the Schwab Signature Annuity, you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company that, in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Signature Annuity. Please read the prospectus carefully before investing.

2 Rebalancing does not insure against profit or loss in a declining market.

(C)2001 Charles Schwab & Co., Inc., (0801-13013)
The Schwab SignatureTM Annuity (Form J444) is a flexible premium variable annuity, issued by Great-West Life & Annuity Insurance Company. Charles Schwab & Co., Inc. is the broker/dealer, insurance agency, and distributor. This contract is not available in all states. This annuity is sold by prospectus only. The prospectus includes information on sub-accounts, contract features, fees, expenses, and other pertinent information. Please read the prospectus carefully before you invest or send money.



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                          Semi-Annual Report Form N-30D
                         File Nos. 333-52956, 811-07549


The information required to be contained in this report for the period ending June 30, 2001 includes the attached letter to contract holders and the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Alger American Fund
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on August 24, 2001
Accession No.0000930413-01-501055

Alliance Variable Products Series Fund, Inc.: Alliance VP Growth Portfolio File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on August 23, 2001
Accession No.0000936772-01-500165

Alliance Variable Products Series Fund, Inc.: Alliance VP Growth & Income Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on August 22, 2001
Accession No.0000936772-01-500162

Alliance Variable Products Series Fund, Inc.: AllianceBernstein VP Real Estate Investment Portfolio
File No. 811-05398
Form N-30D
Filed via EDGAR and accepted on August 22, 2001
Accession No.0000936772-01-500161

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 17, 2001
Accession No.0000814680-01-500007

Berger IPT: Small Company Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on August 24, 2001
Accession No.0000950134-01-505819

Berger IPT: Large Cap Growth Fund
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on August 24, 2001
Accession No.0000950134-01-505818

Delaware Group Premium Fund
File No. 811-05162
Form N-30D
Filed via EDGAR and accepted on September 10, 2001
Accession No.0000950116-01-500798

Deutsche Asset Management Variable Insurance Trust: Small Cap Index Fund File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on August 24, 2001
Accession No.0000935069-01-500390

Deutsche Asset Management Variable Insurance Trust: EAFE Equity Index Fund File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on August 22, 2001
Accession No.0000935069-01-500378

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on August 28, 2001
Accession No.0000813383-01-500013

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on August 23, 2001
Accession No.0001056288-01-500158

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on August 24, 2001
Accession No.0000912744-01-500010

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 22, 2001
Accession No.0001012709-01-500619

J.P. Morgan Series Trust II: Small Company Fund
File No. 811-08212
Form N-30D
Filed via EDGAR and accepted on September 4, 2001
Accession No.0000912057-01-531172

Oppenheimer Variable Account Fund
File No. 811-04108
Form N-30D
Filed via EDGAR and accepted on September 6, 2001
Accession No.0001110538-01-500126

PBHG Insurance Series Fund, Inc.
File No. 811-08009
Form N-30D
Filed via EDGAR and accepted on August 28, 2001
Accession No.0001135428-01-500170

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on August 31, 2001
Accession No.0000912057-01-531075

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on September 6, 2001
Accession No.0000950149-01-501358

Scudder Variable Series I: Capital Growth Portfolio
File No. 811-04257
Form N-30D
Filed via EDGAR and accepted on August 16, 2001
Accession No.0000088053-01-500430

Scudder Variable Series II: Small Cap Growth Portfolio
File No. 811-05002
Form N-30D
Filed via EDGAR and accepted on August 20, 2001
Accession No.0000088053-01-500433

Strong Variable Insurance Funds, Inc.: Strong VIF Mid Cap
Growth Fund II
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on September 5, 2001
Accession No.0000950109-01-503344

Strong Variable Insurance Funds, Inc.: Mid-Cap Growth Fund II
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on September 5, 2001
Accession No.0000950109-01-503344

Strong Variable Insurance Funds, Inc.: Opportunity Fund II
File No. 811-06552
Form N-30D
Filed via EDGAR and accepted on September 4, 2001
Accession No.0000950109-01-503324